Employee benefits - Defined Benefit Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 166,724
Current service cost	11,741	$ 12,071
Interest cost	3,617	3,357
Past service cost	2,166	0
Defined benefit liability (asset), ending balance	117,200	166,724
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	28,357
Defined benefit liability (asset), ending balance	(27,306)	28,357
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	53,044
Defined benefit liability (asset), ending balance	53,539	53,044
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	52,546
Defined benefit liability (asset), ending balance	55,276	52,546
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	32,777
Defined benefit liability (asset), ending balance	35,691	32,777
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	991,690	1,030,154
Obligations extinguished on settlements		(1,029)
Current service cost	11,741	12,071
Interest cost	26,982	22,506
Past service cost	2,166
Actuarial gains due to change in financial assumptions	(31,498)	(41,759)
Actuarial gains due to change in demographic assumptions	(8,847)	(15,064)
Actuarial losses (gains) due to experience	8,367	25,593
Plan participant contributions	192	113
Benefits paid from the plan	(37,345)	(22,475)
Benefits paid directly by employer	(3,952)	(2,647)
Foreign currency translation adjustment	4,577	(15,773)
Defined benefit liability (asset), ending balance	964,073	991,690
Defined benefit obligations | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	85,899
Defined benefit liability (asset), ending balance	88,025	85,899
Defined benefit obligations | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	905,791
Defined benefit liability (asset), ending balance	876,048	905,791
Defined benefit obligations | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	792,216	814,156
Obligations extinguished on settlements		0
Current service cost	1,383	1,552
Interest cost	21,492	18,147
Past service cost	0
Actuarial gains due to change in financial assumptions	(28,091)	(22,195)
Actuarial gains due to change in demographic assumptions	(3,853)	(12,043)
Actuarial losses (gains) due to experience	3,116	25,041
Plan participant contributions	192	113
Benefits paid from the plan	(31,907)	(18,065)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	5,696	(14,490)
Defined benefit liability (asset), ending balance	760,244	792,216
Defined benefit obligations | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	792,216
Defined benefit liability (asset), ending balance	760,244	792,216
Defined benefit obligations | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	87,995	97,392
Obligations extinguished on settlements		0
Current service cost	741	878
Interest cost	1,557	982
Past service cost	0
Actuarial gains due to change in financial assumptions	242	(9,055)
Actuarial gains due to change in demographic assumptions	0	0
Actuarial losses (gains) due to experience	541	422
Plan participant contributions	0	0
Benefits paid from the plan	(171)	(1,033)
Benefits paid directly by employer	(2,611)	(1,634)
Foreign currency translation adjustment	1,665	43
Defined benefit liability (asset), ending balance	89,959	87,995
Defined benefit obligations | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	87,995
Defined benefit liability (asset), ending balance	89,959	87,995
Defined benefit obligations | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	52,546	58,565
Obligations extinguished on settlements		0
Current service cost	4,536	4,906
Interest cost	950	599
Past service cost	0
Actuarial gains due to change in financial assumptions	328	(8,625)
Actuarial gains due to change in demographic assumptions	(4,637)	(2,395)
Actuarial losses (gains) due to experience	1,206	(209)
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(507)	(305)
Foreign currency translation adjustment	854	10
Defined benefit liability (asset), ending balance	55,276	52,546
Defined benefit obligations | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	52,546
Defined benefit liability (asset), ending balance	55,276	52,546
Defined benefit obligations | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	58,933	60,041
Obligations extinguished on settlements		(1,029)
Current service cost	5,081	4,735
Interest cost	2,983	2,778
Past service cost	2,166
Actuarial gains due to change in financial assumptions	(3,977)	(1,884)
Actuarial gains due to change in demographic assumptions	(357)	(626)
Actuarial losses (gains) due to experience	3,504	339
Plan participant contributions	0	0
Benefits paid from the plan	(5,267)	(3,377)
Benefits paid directly by employer	(834)	(708)
Foreign currency translation adjustment	(3,638)	(1,336)
Defined benefit liability (asset), ending balance	58,594	58,933
Defined benefit obligations | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	33,353
Defined benefit liability (asset), ending balance	32,749	33,353
Defined benefit obligations | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	25,580
Defined benefit liability (asset), ending balance	$ 25,845	$ 25,580